Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Portfolio
Entity Central Index Key	0000918706
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014299
Shareholder Report [Line Items]
Fund Name	Global Macro Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Global Macro Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,055	$10,094	$10,000
12/14	$10,016	$10,146	$10,000
1/15	$10,137	$10,335	$10,001
2/15	$10,213	$10,274	$10,001
3/15	$10,205	$10,333	$10,001
4/15	$10,240	$10,275	$10,001
5/15	$10,276	$10,233	$10,001
6/15	$10,212	$10,106	$10,001
7/15	$10,248	$10,206	$10,001
8/15	$10,163	$10,179	$10,002
9/15	$10,033	$10,239	$10,002
10/15	$10,180	$10,272	$10,002
11/15	$10,249	$10,277	$10,002
12/15	$10,279	$10,249	$10,006
1/16	$10,180	$10,399	$10,006
2/16	$10,192	$10,499	$10,008
3/16	$10,299	$10,586	$10,013
4/16	$10,335	$10,604	$10,016
5/16	$10,408	$10,648	$10,016
6/16	$10,433	$10,851	$10,020
7/16	$10,483	$10,916	$10,023
8/16	$10,626	$10,910	$10,025
9/16	$10,657	$10,909	$10,030
10/16	$10,687	$10,803	$10,032
11/16	$10,612	$10,625	$10,034
12/16	$10,690	$10,654	$10,038
1/17	$10,720	$10,615	$10,043
2/17	$10,728	$10,706	$10,047
3/17	$10,854	$10,701	$10,049
4/17	$10,909	$10,774	$10,055
5/17	$10,940	$10,837	$10,060
6/17	$10,971	$10,806	$10,069
7/17	$10,954	$10,842	$10,077
8/17	$11,022	$10,941	$10,087
9/17	$11,029	$10,890	$10,096
10/17	$11,097	$10,936	$10,105
11/17	$11,141	$10,953	$10,113
12/17	$11,148	$10,977	$10,124
1/18	$11,229	$10,899	$10,136
2/18	$11,199	$10,875	$10,146
3/18	$11,194	$10,965	$10,160
4/18	$11,128	$10,924	$10,173
5/18	$11,061	$10,965	$10,189
6/18	$10,994	$10,985	$10,206
7/18	$11,014	$10,988	$10,222
8/18	$10,896	$11,022	$10,240
9/18	$10,879	$10,980	$10,256
10/18	$10,811	$10,958	$10,274
11/18	$10,768	$11,012	$10,295
12/18	$10,781	$11,171	$10,314
1/19	$10,921	$11,289	$10,334
2/19	$10,997	$11,303	$10,353
3/19	$10,997	$11,505	$10,376
4/19	$11,023	$11,512	$10,395
5/19	$11,088	$11,678	$10,419
6/19	$11,253	$11,842	$10,442
7/19	$11,419	$11,935	$10,461
8/19	$11,365	$12,205	$10,482
9/19	$11,480	$12,149	$10,501
10/19	$11,497	$12,128	$10,521
11/19	$11,645	$12,114	$10,534
12/19	$11,833	$12,089	$10,549
1/20	$11,917	$12,307	$10,563
2/20	$11,867	$12,458	$10,579
3/20	$11,074	$12,264	$10,610
4/20	$11,363	$12,462	$10,611
5/20	$11,671	$12,498	$10,611
6/20	$11,803	$12,560	$10,612
7/20	$11,813	$12,697	$10,614
8/20	$11,959	$12,605	$10,615
9/20	$11,941	$12,651	$10,616
10/20	$11,964	$12,652	$10,617
11/20	$12,140	$12,724	$10,618
12/20	$12,257	$12,763	$10,620
1/21	$12,309	$12,695	$10,621
2/21	$12,318	$12,497	$10,621
3/21	$12,257	$12,448	$10,622
4/21	$12,323	$12,481	$10,622
5/21	$12,404	$12,509	$10,623
6/21	$12,470	$12,570	$10,622
7/21	$12,452	$12,726	$10,623
8/21	$12,519	$12,700	$10,623
9/21	$12,514	$12,580	$10,624
10/21	$12,481	$12,548	$10,623
11/21	$12,418	$12,637	$10,624
12/21	$12,525	$12,586	$10,625
1/22	$12,491	$12,388	$10,624
2/22	$12,326	$12,223	$10,626
3/22	$12,086	$11,960	$10,629
4/22	$12,258	$11,638	$10,630
5/22	$12,135	$11,622	$10,638
6/22	$11,960	$11,446	$10,640
7/22	$11,755	$11,738	$10,645
8/22	$11,997	$11,431	$10,663
9/22	$11,892	$11,064	$10,689
10/22	$11,982	$11,026	$10,706
11/22	$12,269	$11,307	$10,741
12/22	$12,467	$11,174	$10,779
1/23	$12,666	$11,431	$10,813
2/23	$12,727	$11,249	$10,848
3/23	$12,710	$11,498	$10,895
4/23	$12,741	$11,557	$10,929
5/23	$12,881	$11,512	$10,972
6/23	$13,084	$11,505	$11,022
7/23	$13,131	$11,509	$11,066
8/23	$13,146	$11,494	$11,116
9/23	$13,066	$11,296	$11,167
10/23	$13,081	$11,216	$11,217
11/23	$13,161	$11,602	$11,267
12/23	$13,338	$11,972	$11,320
1/24	$13,451	$11,949	$11,368
2/24	$13,597	$11,867	$11,415
3/24	$13,826	$11,974	$11,466
4/24	$13,825	$11,781	$11,515
5/24	$14,006	$11,885	$11,571
6/24	$13,989	$11,988	$11,618
7/24	$14,105	$12,220	$11,670
8/24	$14,121	$12,354	$11,726
9/24	$14,239	$12,497	$11,777
10/24	$14,204	$12,328	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Macro Portfolio	8.70%	4.32%	3.57%
Bloomberg Global Aggregate Index (USD Hedged)Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,770,575,482
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 9,804,859
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,770,575,482
# of Portfolio Holdings (including derivatives)	1,187
Portfolio Turnover Rate	156%
Total Advisory Fees Paid	$9,804,859

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122